Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Statements of the Company [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

30. CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

(a)	Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	23,066,336	70,915,441	9,988,231
Restricted cash	69,646,000	-	-
Short-term investment	-	83,824,022	11,806,367
Amounts due from related parties	20,253,624	143,650,752	20,232,785
Prepayments and other current assets	-	1,770,675	249,394

Total current assets	112,965,960	300,160,890	42,276,777

Non-current assets
Long-term investment (note 8)	22,440,969	14,136,050	1,991,021

Total non-current assets	22,440,969	14,136,050	1,991,021

Total assets	135,406,929	314,296,940	44,267,798

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities
Short-term bank borrowings	37,157,952	-	-
Shareholders’ loan, at amortized cost	15,122,654	21,192,353	2,984,880
Share of losses in excess of investments in subsidiaries and VIEs	49,689,927	121,008,632	17,043,709
Amounts due to related parties	2,257,268	5,527,862	778,583
Accrued expenses and other current liabilities	28,001,161	38,751,114	5,457,980
Convertible loans, at fair value	14,949,326	6,372,830	897,594
Convertible loans, at amortized cost	18,964,600	3,541,350	498,789

Total current liabilities	166,142,888	196,394,141	27,661,535

Non-current liabilities
Convertible loans, at fair value	3,897,606	7,964,014	1,121,708
Warrant liabilities	5,747,884	87,279	12,293
Option liability	12,762,104	-	-
Shareholders’ loan, at amortized cost	76,099,976	56,928,815	8,018,256
Convertible loans, at amortized cost	-	3,500,000	492,965
Other non-current liabilities	4,162,222	10,405,554	1,465,592

Total non-current liabilities	102,669,792	78,885,662	11,110,814

Total liabilities	268,812,680	275,279,803	38,772,349

(a)	Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
			Note 2(e)
Mezzanine equity
Series A redeemable convertible preferred shares	78,343,351	-	-
Series A-1 redeemable convertible preferred shares	65,189,547	-	-
Series B redeemable convertible preferred shares	90,688,766	-	-
Series B-1 redeemable convertible preferred shares	100,365,667	-	-
Series B-2 redeemable convertible preferred shares	181,300,496	-	-
Series C redeemable convertible preferred shares	151,311,737	-	-
Series C-1 redeemable convertible preferred shares	701,320,497	-	-

Total mezzanine equity	1,368,520,061	-	-

Shareholders’ equity/(deficit)
Class A ordinary shares	584,961	2,230,296	314,131
Class B ordinary shares	96,589	96,589	13,604
Series seed convertible preferred shares	58,565,485	-	-
Additional paid-in capital	-	1,816,654,303	255,870,407
Accumulated deficit	(1,478,040,573)	(1,644,382,306)	(231,606,404)
Accumulated other comprehensive loss	(83,132,274)	(135,581,744)	(19,096,289)

Total shareholders’ equity/(deficit)	(1,501,925,812)	39,017,138	5,495,449

Total liabilities, mezzanine equity and shareholders’ equity	135,406,929	314,296,941	44,267,798

(b)	Condensed Statements of Operations and Comprehensive Loss

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 2(e)

General and administrative expenses	(32,861,932)	(12,667,168)	(8,264,485)	(1,164,028)
Share based compensation	-	(38,993,201)	(83,863,299)	(11,811,899)

Loss from operations	(32,861,932)	(51,660,369)	(92,127,784)	(12,975,927)

Interest expenses	(19,912,987)	(27,826,197)	(1,268,152)	(178,615)
Impairment loss for other equity investments accounted for using measurement alternative	-	(22,705,285)	(8,288,296)	(1,167,382)
Other expenses, net	(266,083,985)	-	(10,440,057)	(1,470,451)
Changes in fair value of financial instruments	(60,764,404)	(1,875,889)	17,101,260	2,408,662
Share of loss of subsidiaries and consolidated VIEs	(79,060,126)	(18,180,868)	(71,318,704)	(10,045,033)

Loss before income tax expenses	(458,683,434)	(122,248,608)	(166,341,733)	(23,428,746)

Net loss	(458,683,434)	(122,248,608)	(166,341,733)	(23,428,746)
Accretion of redeemable convertible preferred shares to redemption value	(381,218,518)	(109,089,609)	(110,112,796)	(15,509,063)
Net loss attributable to ordinary shareholders	(839,901,952)	(231,338,217)	(276,454,529)	(38,937,809)

(c)	Condensed Statements of Cash flows

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 2(e)

Net cash used in operating activities	(25,175,497)	(2,356,633)	(123,950,486)	(17,458,061)
Net cash used in investing activities	(62,413,924)	(348,230)	(83,807,400)	(11,804,025)
Net cash provided by financing activities	141,201,960	23,868,752	185,960,991	26,192,058

Net increase/(decrease) in cash, cash equivalents and restricted cash	53,612,539	21,163,889	(21,796,895)	(3,070,028)

Cash, cash equivalents and restricted cash at the beginning of the year	17,935,908	71,548,447	92,712,336	13,058,259

Cash, cash equivalents and restricted cash at the end of the year	71,548,447	92,712,336	70,915,441	9,988,231